8. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details 2) - Trade Receivables [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets
Beginning balance	R$ (467.6)	R$ (406.5)
Initial adoption IFRS 9	(12.6)	0.0
Transfer - held for sale (1)	9.0	0.0
Business combination	0.0	(11.6)
Provision	(46.3)	(75.3)
Write-offs	49.5	30.8
Exchange rate variation	(40.8)	(5.0)
Ending balance	R$ (508.8)	R$ (467.6)